Other revenues (Tables)	6 Months Ended
Jun. 30, 2015
Other revenues
in	6M15	6M14
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	(17)	388
Loans held-for-sale	(27)	0
Long-lived assets held-for-sale	2	25
Equity method investments	93	110
Other investments	20	201
Other	425	453
Other revenues	496	1,177